NON-CONTROLLING INTERESTS - Schedule of Rollforward of Participating Non-controlling Interests (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of subsidiaries [line items]
Capital contributions	$ 842	$ 1,357	$ 2,910	$ 1,829
Return of capital	(143)	(358)	(492)	(462)
Distributions	(10)	(10)	(20)	(20)
Change in Ownership	0		0
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Beginning balance			24,164
Net income (loss)	(100)	186	(191)	250
Other comprehensive (loss) income			349
Capital contributions	842	1,357	2,910	1,829
Return of capital	(143)	$ (358)	(492)	$ (462)
Distributions			(1,156)
Change in Ownership	100		231
Other			(420)
Ending balance	25,395		$ 25,395
Participating non-controlling interests – in operating subsidiaries | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties			78.00%
Beginning balance			$ 39
Net income (loss)			0
Other comprehensive (loss) income			0
Capital contributions			0
Return of capital			0
Distributions			0
Change in Ownership			0
Other			(1)
Ending balance	38		38
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning balance			1,171
Net income (loss)			7
Other comprehensive (loss) income			(10)
Capital contributions			0
Return of capital			0
Distributions			(352)
Change in Ownership			0
Other			(7)
Ending balance	809		$ 809
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			43.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			60.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning balance			$ 975
Net income (loss)			(63)
Other comprehensive (loss) income			(40)
Capital contributions			0
Return of capital			0
Distributions			(2)
Change in Ownership			0
Other			(3)
Ending balance	867		$ 867
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			35.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			71.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties			75.00%
Beginning balance			$ 1,541
Net income (loss)			(34)
Other comprehensive (loss) income			60
Capital contributions			28
Return of capital			0
Distributions			(70)
Change in Ownership			0
Other			(13)
Ending balance	1,512		$ 1,512
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Interests held by third parties			72.00%
Beginning balance			$ 1,760
Net income (loss)			(38)
Other comprehensive (loss) income			78
Capital contributions			0
Return of capital			0
Distributions			(294)
Change in Ownership			0
Other			7
Ending balance	1,513		1,513
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Beginning balance			1,092
Net income (loss)			(13)
Other comprehensive (loss) income			54
Capital contributions			167
Return of capital			0
Distributions			(18)
Change in Ownership			0
Other			2
Ending balance	1,284		$ 1,284
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Income Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			3.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Infrastructure Income Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			25.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Beginning balance			$ 6,385
Net income (loss)			132
Other comprehensive (loss) income			(273)
Capital contributions			448
Return of capital			(334)
Distributions			(114)
Change in Ownership			0
Other			(127)
Ending balance	6,117		$ 6,117
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			77.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund I | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			80.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Beginning balance			$ 1,607
Net income (loss)			(131)
Other comprehensive (loss) income			34
Capital contributions			1,732
Return of capital			(140)
Distributions			(21)
Change in Ownership			0
Other			(154)
Ending balance	2,927		$ 2,927
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			72.00%
Participating non-controlling interests – in operating subsidiaries | Brookfield Global Transition Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			77.00%
Participating non-controlling interests – in operating subsidiaries | Neoen institutional partners
Disclosure of subsidiaries [line items]
Beginning balance			$ 2,139
Net income (loss)			(98)
Other comprehensive (loss) income			87
Capital contributions			280
Return of capital			0
Distributions			(1)
Change in Ownership			0
Other			(120)
Ending balance	2,287		$ 2,287
Participating non-controlling interests – in operating subsidiaries | Neoen institutional partners | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			20.00%
Participating non-controlling interests – in operating subsidiaries | Neoen institutional partners | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			38.00%
Participating non-controlling interests – in operating subsidiaries | Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%
Beginning balance			$ 1,341
Net income (loss)			14
Other comprehensive (loss) income			(43)
Capital contributions			0
Return of capital			0
Distributions			(32)
Change in Ownership			0
Other			2
Ending balance	1,282		$ 1,282
Participating non-controlling interests – in operating subsidiaries | The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties			25.00%
Beginning balance			$ 196
Net income (loss)			7
Other comprehensive (loss) income			0
Capital contributions			0
Return of capital			0
Distributions			0
Change in Ownership			0
Other			0
Ending balance	203		$ 203
Participating non-controlling interests – in operating subsidiaries | Isagen institutional partners
Disclosure of subsidiaries [line items]
Interests held by third parties			54.00%
Beginning balance			$ 4,268
Net income (loss)			27
Other comprehensive (loss) income			427
Capital contributions			0
Return of capital			0
Distributions			(138)
Change in Ownership			0
Other			0
Ending balance	4,584		$ 4,584
Participating non-controlling interests – in operating subsidiaries | Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties			0.30%
Beginning balance			$ 24
Net income (loss)			0
Other comprehensive (loss) income			2
Capital contributions			0
Return of capital			0
Distributions			0
Change in Ownership			0
Other			0
Ending balance	26		26
Participating non-controlling interests – in operating subsidiaries | Other
Disclosure of subsidiaries [line items]
Beginning balance			1,626
Net income (loss)			(1)
Other comprehensive (loss) income			(27)
Capital contributions			255
Return of capital			(18)
Distributions			(114)
Change in Ownership			231
Other			(6)
Ending balance	$ 1,946		$ 1,946
Participating non-controlling interests – in operating subsidiaries | Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			1.30%
Participating non-controlling interests – in operating subsidiaries | Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%